CASH AND CASH EQUIVALENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and banks	$ 5,023,797	$ 2,069,630	$ 2,006,225
Short-term investments	1,710,368	13,223,330	18,046,171
Cash and cash equivalents	$ 6,734,165	$ 15,292,960	$ 20,052,396	$ 40,063,098